UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                        July 26, 2006 to August 25, 2006

Commission File Number of issuing entity: 333-134461-02


                 NovaStar Mortgage Funding Trust, Series 2006-3
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-134461


                      NovaStar Mortgage Funding Corporation
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                             NovaStar Mortgage, Inc.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                                   48-1194616
                                 --------------
                      (I.R.S. Employer Identification No.)

c/o JPMorgan Chase Bank, N.A.
4 New York Plaza, 6th Floor
New York, NY                                                      10004
--------------------------------------                          ----------
(Address of principal executive offices                          Zip Code
of the issuing entity)

                                 (212) 623-5600
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
    A1A           [   ]           [   ]           [ x ]
    A2A           [   ]           [   ]           [ x ]
    A2B           [   ]           [   ]           [ x ]
    A2C           [   ]           [   ]           [ x ]
    A2D           [   ]           [   ]           [ x ]
    M1            [   ]           [   ]           [ x ]
    M2            [   ]           [   ]           [ x ]
    M3            [   ]           [   ]           [ x ]
    M4            [   ]           [   ]           [ x ]
    M5            [   ]           [   ]           [ x ]
    M6            [   ]           [   ]           [ x ]
    M7            [   ]           [   ]           [ x ]
    M8            [   ]           [   ]           [ x ]
    M9            [   ]           [   ]           [ x ]
    M10           [   ]           [   ]           [ x ]
    M11           [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On August 25, 2006 a distribution was made to holders of NovaStar Mortgage Funding Trust, Series 2006-3, NovaStar Home Equity Loan Asset-Backed Certificates, Series 2006-3.

         The distribution report is attached  as Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 2.  Legal Proceedings.
         None.

Item 3.  Sales of Securities and Use of Proceeds.
         None.

Item 4.  Defaults Upon Senior Securities.
         None.

Item 5.  Submission of Matters to a Vote of Security Holders.
         None.

Item 6.  Significant Obligors of Pool Assets.
         None.

Item 7.  Significant Enhancement Provider Information.
         None.

Item 8.  Other Information.
         None.

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Monthly  Statement to Certificateholders on August 25, 2006 is filed as
         Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                     By:   NovaStar Mortgage Funding Corporation
                           (Depositor)

                           /s/ Matt Kaltenrieder
                           ------------------------
                           Matt Kaltenrieder

                     Date: August 31, 2006

EXHIBIT INDEX

Exhibit Number   Description

EX-99.1          Monthly Statement to Certificateholders


                                  EXHIBIT 99.1
                 Novastar Mortgage Funding Trust, Series 2006-3
                                 August 25, 2006


                                Table of Contents
Distribution Report   ----------------------------------------------------   2
Factor Report   ----------------------------------------------------------   3
REO Group Report   -------------------------------------------------------   9

IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                          ADMINISTRATOR LISTED BELOW:
                                Ariella Kaminer
            JPMorgan Chase Bank, N.A. - Structured Finance Services
                          4 New York Plaza, Floor 6,
                           New York, New York 10004
                   Tel: (212) 623-5431 / Fax: (212) 623-5931
                     Email: ariella.x.kaminer@jpmchase.com


                                                            EXHIBIT 99.1
                                          Novastar Mortgage Funding Trust, Series 2006-3
                                                          August 25, 2006
----------------------------------------------------------------------------------------------------------------------------------
                                                      DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
           ORIGINAL          BEGINNING                                                                                  ENDING
           FACE              PRINCIPAL                                                        REALIZED     DEFERRED     PRINCIPAL
CLASS      VALUE             BALANCE         PRINCIPAL         INTEREST         TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1A      599,172,000.00    598,938,692.24   3,919,327.48   2,849,534.01     6,768,861.49      0.00         0.00      595,019,364.76
A2A      122,600,000.00    122,509,096.71   6,078,387.22     576,524.41     6,654,911.63      0.00         0.00      116,430,709.49
A2B       92,000,000.00     92,000,000.00           0.00     435,326.11       435,326.11      0.00         0.00       92,000,000.00
A2C       82,800,000.00     82,800,000.00           0.00     395,358.50       395,358.50      0.00         0.00       82,800,000.00
A2D       25,228,000.00     25,228,000.00           0.00     122,415.37       122,415.37      0.00         0.00       25,228,000.00
M1        66,550,000.00     66,550,000.00           0.00     325,789.98       325,789.98      0.00         0.00       66,550,000.00
M2        18,150,000.00     18,150,000.00           0.00      89,476.98        89,476.98      0.00         0.00       18,150,000.00
M3        15,950,000.00     15,950,000.00           0.00      79,043.33        79,043.33      0.00         0.00       15,950,000.00
M4        15,950,000.00     15,950,000.00           0.00      79,455.37        79,455.37      0.00         0.00       15,950,000.00
M5        11,000,000.00     11,000,000.00           0.00      55,649.31        55,649.31      0.00         0.00       11,000,000.00
M6         9,350,000.00      9,350,000.00           0.00      51,408.12        51,408.12      0.00         0.00        9,350,000.00
M7         7,150,000.00      7,150,000.00           0.00      39,927.78        39,927.78      0.00         0.00        7,150,000.00
M8         9,350,000.00      9,350,000.00           0.00      58,654.37        58,654.37      0.00         0.00        9,350,000.00
M9         8,250,000.00      8,250,000.00           0.00      53,960.65        53,960.65      0.00         0.00        8,250,000.00
M10        5,500,000.00      5,500,000.00           0.00      35,973.77        35,973.77      0.00         0.00        5,500,000.00
M11        5,500,000.00      5,500,000.00           0.00      35,973.77        35,973.77      0.00         0.00        5,500,000.00
R                  0.00              0.00           0.00           0.00             0.00      0.00         0.00                0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS 1,094,500,000.00  1,094,175,788.95   9,997,714.70   5,284,471.83    15,282,186.53      0.00         0.00    1,084,178,074.25
-----------------------------------------------------------------------------------------------------------------------------------
CA       707,169,900.00    707,169,900.00           0.00     197,102.36       197,102.36      0.00         0.00      707,169,900.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                            FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   CURRENT
                             BEGINNING                                                           ENDING            PASS-THRU
CLASS        CUSIP           PRINCIPAL        PRINCIPAL       INTEREST         TOTAL             PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1A       66988WAA4          999.61061638        6.54123938      4.75578634    11.29702571       993.06937701      5.525000%
A2A       66988WAB2          999.25853760       49.57901485      4.70248295    54.28149780       949.67952276      5.465000%
A2B       66988WAC0        1,000.00000000        0.00000000      4.73180554     4.73180554     1,000.00000000      5.495000%
A2C       66988WAD8        1,000.00000000        0.00000000      4.77486111     4.77486111     1,000.00000000      5.545000%
A2D       66988WAE6        1,000.00000000        0.00000000      4.85236127     4.85236127     1,000.00000000      5.635000%
M1        66988WAF3        1,000.00000000        0.00000000      4.89541668     4.89541668     1,000.00000000      5.685000%
M2        66988WAG1        1,000.00000000        0.00000000      4.92986116     4.92986116     1,000.00000000      5.725000%
M3        66988WAH9        1,000.00000000        0.00000000      4.95569467     4.95569467     1,000.00000000      5.755000%
M4        66988WAJ5        1,000.00000000        0.00000000      4.98152790     4.98152790     1,000.00000000      5.785000%
M5        66988WAK2        1,000.00000000        0.00000000      5.05902818     5.05902818     1,000.00000000      5.875000%
M6        66988WAL0        1,000.00000000        0.00000000      5.49819465     5.49819465     1,000.00000000      6.385000%
M7        66988WAM8        1,000.00000000        0.00000000      5.58430490     5.58430490     1,000.00000000      6.485000%
M8        66988WAN6        1,000.00000000        0.00000000      6.27319465     6.27319465     1,000.00000000      7.285000%
M9        66988WAP1        1,000.00000000        0.00000000      6.54068485     6.54068485     1,000.00000000      7.595635%
M10       66988WAQ9        1,000.00000000        0.00000000      6.54068546     6.54068546     1,000.00000000      7.595635%
M11       66988WAR7        1,000.00000000        0.00000000      6.54068546     6.54068546     1,000.00000000      7.595635%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                       999.70378159        9.13450407      4.82820633    13.96271040       990.56927752
-----------------------------------------------------------------------------------------------------------------------------------
CA        66988WAT3        1,000.00000000        0.00000000      0.27871995     0.27871995     1,000.00000000      0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

                                         Novastar Mortgage Funding Trust, Series 2006-3
                                                         August 25, 2006

Available Funds - Group I                                                                                    7,858,133.80
Available Funds - Group II                                                                                   7,464,069.01

Principal

        Group I Scheduled Principal                                                                            337,666.31
        Group I Prepayments in Full                                                                          2,838,500.67
        Group I Curtailments                                                                                    15,997.53
        Group I Net Liquidation Proceeds                                                                             0.00
        Group I Realized Losses                                                                                      0.00

        Group II Scheduled Principal                                                                           138,344.72
        Group II Prepayments in Full                                                                         4,799,376.32
        Group II Curtailments                                                                                   12,927.26
        Group II Net Liquidation Proceeds                                                                            0.00
        Group II Realized Losses                                                                                     0.00

        Total Scheduled Principal                                                                              476,011.03
        Total Prepayments in Full                                                                            7,637,876.99
        Total Curtailments                                                                                      28,924.79
        Total Net Liquidation Proceeds                                                                               0.00
        Total Realized Losses                                                                                        0.00

Distributions of Principal

        Class A-1A                                                                                           3,919,327.48
        Class A-2A                                                                                           6,078,387.22
        Class A-2B                                                                                                   0.00
        Class A-2C                                                                                                   0.00
        Class A-2D                                                                                                   0.00
        Class M-1                                                                                                    0.00
        Class M-4                                                                                                    0.00
        Class M-5                                                                                                    0.00
        Class M-6                                                                                                    0.00
        Class M-2                                                                                                    0.00
        Class M-3                                                                                                    0.00
        Class M7                                                                                                     0.00
        Class M8                                                                                                     0.00
        Class M9                                                                                                     0.00
        Class M10                                                                                                    0.00
        Class M11                                                                                                    0.00

Distributions of Interest

        Class A-1A                                                                                           2,849,534.01
        Class A-2A                                                                                             576,524.41
        Class A-2b                                                                                             435,326.11
        Class A-2C                                                                                             395,358.50
        Class A-2D                                                                                             122,415.37
        Class M-1                                                                                              325,789.98
        Class M-2                                                                                               89,476.98
        Class M-3                                                                                               79,043.33
        Class M-4                                                                                               79,455.37
        Class M-5                                                                                               55,649.31
        Class M-6                                                                                               51,408.12
        Class M-7                                                                                               39,927.78
        Class M-8                                                                                               58,654.37
        Class M-9                                                                                               53,960.65
        Class M-10                                                                                              35,973.77
        Class M-11                                                                                              35,973.77

Pool Balances

        Group I Beginning Pool Balance                                                                     714,768,589.47
        Group I Ending Pool Balance                                                                        711,576,424.95
        Group II Beginning Pool Balance                                                                    384,906,741.55
        Group II Ending Pool Balance                                                                       379,956,093.24
        Total Beginning Pool Balance                                                                     1,099,675,331.02
        Total Ending Pool Balance                                                                        1,091,532,518.19

Mortgage Loan Information as of Determination Date

        Number of Mortgage Loans                                                                                    6,890
        Aggregate Principal Balance of Mortgage Loans                                                    1,091,532,518.19
        Beginning Weighted Average Mortgage Rate                                                                  8.9888%
        Swap Funds Outgoing Payment                                                                                  0.00
        Swap Funds Received                                                                                     68,647.91
        Wachovia Swap                                                                                            8,438.89
        Deutsche Swap                                                                                              602.78
        Royal Bank of Scotland Swap                                                                             68,647.91


        Cap Funds Received                                                                                      11,366.67
        Cap Fee                                                                                                 99,691.67

Loans Delinquent
Contractual Delinquency - Group I
        Balance of 0-30 Days                                                                               707,598,145.22
        Number of 0-30 Days                                                                                         4,812
        Balance of 30-59 Days                                                                                2,832,366.77
        Number of 30-59 Days                                                                                           20
        Balance of 60-89 Days                                                                                  947,136.02
        Number of 60-89 Days                                                                                            6
        Balance of 90+ Days                                                                                          0.00
        Number of 90+ Days                                                                                              0

Contractual Bankruptcy - Group I
        Balance of 0-30 Days                                                                                   115,876.71
        Number of 0-30 Days                                                                                             1
        Balance of 30-59 Days                                                                                        0.00
        Number of 30-59 Days                                                                                            0
        Balance of 60-89 Days                                                                                        0.00
        Number of 60-89 Days                                                                                            0
        Balance of 90+ Days                                                                                          0.00
        Number of 90+ Days                                                                                              0

Legal Delinquency - Group I
        Balance of 0-30 Days                                                                               707,598,145.22
        Number of 0-30 Days                                                                                         4,812
        Balance of 30-59 Days                                                                                2,832,366.77
        Number of 30-59 Days                                                                                           20
        Balance of 60-89 Days                                                                                  947,136.02
        Number of 60-89 Days                                                                                            6
        Balance of 90+ Days                                                                                          0.00
        Number of 90+ Days                                                                                              0

Legal Bankruptcy - Group I
        Balance of 0-30 Days                                                                                   115,876.71
        Number of 0-30 Days                                                                                             1
        Balance of 30-59 Days                                                                                        0.00
        Number of 30-59 Days                                                                                            0
        Balance of 60-89 Days                                                                                        0.00
        Number of 60-89 Days                                                                                            0
        Balance of 90+ Days                                                                                          0.00
        Number of 90+ Days                                                                                              0

Loans in Foreclosure - Group I
        Balance of 0-30 Days                                                                                         0.00
        Number of 0-30 Days                                                                                             0
        Balance of 30-59 Days                                                                                        0.00
        Number of 30-59 Days                                                                                            0
        Balance of 60-89 Days                                                                                        0.00
        Number of 60-89 Days                                                                                            0
        Balance of 90+ Days                                                                                     71,810.94
        Number of 90+ Days                                                                                              1

Contractual Delinquency - Group II
        Balance of 0-30 Days                                                                               373,944,697.73
        Number of 0-30 Days                                                                                         2,018
        Balance of 30-59 Days                                                                                3,515,947.97
        Number of 30-59 Days                                                                                           18
        Balance of 60-89 Days                                                                                1,388,196.13
        Number of 60-89 Days                                                                                            6
        Balance of 90+ Days                                                                                     79,041.03
        Number of 90+ Days                                                                                              1

Contractual Bankruptcy - Group II
        Balance of 0-30 Days                                                                                   101,231.57
        Number of 0-30 Days                                                                                             2
        Balance of 30-59 Days                                                                                        0.00
        Number of 30-59 Days                                                                                            0
        Balance of 60-89 Days                                                                                        0.00
        Number of 60-89 Days                                                                                            0
        Balance of 90+ Days                                                                                          0.00
        Number of 90+ Days                                                                                              0

Legal Delinquency - Group II
        Balance of 0-30 Days                                                                               373,944,697.73
        Number of 0-30 Days                                                                                         2,018
        Balance of 30-59 Days                                                                                3,515,947.97
        Number of 30-59 Days                                                                                           18
        Balance of 60-89 Days                                                                                1,388,196.13
        Number of 60-89 Days                                                                                            6
        Balance of 90+ Days                                                                                     79,041.03
        Number of 90+ Days                                                                                              1

Legal Bankruptcy - Group II
        Balance of 0-30 Days                                                                                    29,239.05
        Number of 0-30 Days                                                                                             1
        Balance of 30-59 Days                                                                                   71,992.52
        Number of 30-59 Days                                                                                            1
        Balance of 60-89 Days                                                                                        0.00
        Number of 60-89 Days                                                                                            0
        Balance of 90+ Days                                                                                          0.00
        Number of 90+ Days                                                                                              0

Loans in Foreclosure - Group II                                                                                      0.00
        Balance of 0-30 Days                                                                                    75,547.27
        Number of 0-30 Days                                                                                             1
        Balance of 30-59 Days                                                                                  491,551.08
        Number of 30-59 Days                                                                                            1
        Balance of 60-89 Days                                                                                  167,273.64
        Number of 60-89 Days                                                                                            1
        Balance of 90+ Days                                                                                    129,814.41
        Number of 90+ Days                                                                                              1

Loans in REO
        REO Group Report
        Group Number    Number of Loans      Principal Balance     Percentage
              1                0                      0.00             0.00%
              2                1                 50,988.44             0.01%

Principal Prepayments

        Group I Prepayments                                                                                  2,838,500.67
        Group II Prepayments                                                                                 4,799,376.32

Realized Losses

        Group I Liquidated Loan Balance                                                                              0.00
        Group I Net Liquidation Proceeds                                                                             0.00
        Group I Current Period Realized Losses                                                                       0.00
        Group I Recoveries of Prior Losses                                                                           0.00
        Group I Subsequent Losses                                                                                    0.00

        Group I Cumulative Liquidated Loan Balance                                                                   0.00
        Group I Cumulative Net Liquidation Proceeds                                                                  0.00
        Group I Cumulative Recoveries of Prior Losses                                                                0.00
        Group I Cumulative Subsequent Losses                                                                         0.00
        Group I Cumulative Realized Losses                                                                           0.00

        Group II Liquidated Loan Balance                                                                             0.00
        Group II Net Liquidation Proceeds                                                                            0.00
        Group II Current Period Realized Losses                                                                      0.00
        Group II Recoveries of Prior Losses                                                                          0.00
        Group II Subsequent Losses                                                                                   0.00

        Group II Cumulative Liquidated Loan Balance                                                                  0.00
        Group II Cumulative Net Liquidation Proceeds                                                                 0.00
        Group II Cumulative Recoveries of Prior Losses                                                               0.00
        Group II Cumulative Subsequent Losses                                                                        0.00
        Group II Cumulative Realized Losses                                                                          0.00

        Total Liquidated Loan Balance                                                                                0.00
        Total Net Liquidation Proceeds                                                                               0.00
        Total Current Period Realized Losses                                                                         0.00
        Total Recoveries of Prior Losses                                                                             0.00
        Total Subsequent Losses                                                                                      0.00

        Total Cumulative Liquidated Loan Balance                                                                     0.00
        Total Cumulative Net Liquidation Proceeds                                                                    0.00
        Total Cumulative Recoveries of Prior Losses                                                                  0.00
        Total Cumulative Subsequent Losses                                                                           0.00
        Total Cumulative Realized Losses                                                                             0.00

Unpaid Interest Shortfall Amounts

        Unpaid Interest Shortfall - A-1A                                                                             0.00
        Unpaid Interest Shortfall - A-2A                                                                             0.00
        Unpaid Interest Shortfall - A-2B                                                                             0.00
        Unpaid Interest Shortfall - A-2C                                                                             0.00
        Unpaid Interest Shortfall - A-2D                                                                             0.00
        Unpaid Interest Shortfall - M-1                                                                              0.00
        Unpaid Interest Shortfall - M-2                                                                              0.00
        Unpaid Interest Shortfall - M-3                                                                              0.00
        Unpaid Interest Shortfall - M-4                                                                              0.00
        Unpaid Interest Shortfall - M-5                                                                              0.00
        Unpaid Interest Shortfall - M-6                                                                              0.00
        Unpaid Interest Shortfall - M7                                                                               0.00
        Unpaid Interest Shortfall - M8                                                                               0.00
        Unpaid Interest Shortfall - M9                                                                               0.00
        Unpaid Interest Shortfall - M10                                                                              0.00
        Unpaid Interest Shortfall - M11                                                                              0.00

Prepayment Interest Shortfalls not covered by the Servicer                                                           0.00

Credit Enhancement Percentage                                                                                      16.33%

Available Funds Cap Shortfall Amount

        Current Period Available Funds Cap Shortfall Amount - A-1A                                                   0.00
        Current Period Available Funds Cap Shortfall Amount - A-2A                                                   0.00
        Current Period Available Funds Cap Shortfall Amount - A-2B                                                   0.00
        Current Period Available Funds Cap Shortfall Amount - A-2C                                                   0.00
        Current Period Available Funds Cap Shortfall Amount - A-2D                                                   0.00
        Current Period Available Funds Cap Shortfall Amount - M-1                                                    0.00
        Current Period Available Funds Cap Shortfall Amount - M-2                                                    0.00
        Current Period Available Funds Cap Shortfall Amount - M-3                                                    0.00
        Current Period Available Funds Cap Shortfall Amount - M-4                                                    0.00
        Current Period Available Funds Cap Shortfall Amount - M-5                                                    0.00
        Current Period Available Funds Cap Shortfall Amount - M-6                                                    0.00
        Current Period Available Funds Cap Shortfall Amount - M7                                                     0.00
        Current Period Available Funds Cap Shortfall Amount - M8                                                     0.00
        Current Period Available Funds Cap Shortfall Amount - M9                                                 2,055.70
        Current Period Available Funds Cap Shortfall Amount - M10                                                1,370.47
        Current Period Available Funds Cap Shortfall Amount - M11                                                1,370.47

        Available Funds Cap Shortfall Amount Repaid This Period- A-1A                                                0.00
        Available Funds Cap Shortfall Amount Repaid This Period- A-2A                                                0.00
        Available Funds Cap Shortfall Amount Repaid This Period- A-2B                                                0.00
        Available Funds Cap Shortfall Amount Repaid This Period- A-2C                                                0.00
        Available Funds Cap Shortfall Amount Repaid This Period- A-2D                                                0.00
        Available Funds Cap Shortfall Amount Repaid This Period- M-1                                                 0.00
        Available Funds Cap Shortfall Amount Repaid This Period- M-2                                                 0.00
        Available Funds Cap Shortfall Amount Repaid This Period- M-3                                                 0.00
        Available Funds Cap Shortfall Amount Repaid This Period- M-4                                                 0.00
        Available Funds Cap Shortfall Amount Repaid This Period- M-5                                                 0.00
        Available Funds Cap Shortfall Amount Repaid This Period- M-6                                                 0.00
        Available Funds Cap Shortfall Amount Repaid This Period- M7                                                  0.00
        Available Funds Cap Shortfall Amount Repaid This Period- M8                                                  0.00
        Available Funds Cap Shortfall Amount Repaid This Period- M9                                                  0.00
        Available Funds Cap Shortfall Amount Repaid This Period- M10                                                 0.00
        Available Funds Cap Shortfall Amount Repaid This Period- M11                                                 0.00

        Remaining Available Funds Cap Shortfall Amount - A-1A                                                        0.00
        Remaining Available Funds Cap Shortfall Amount - A-2A                                                        0.00
        Remaining Available Funds Cap Shortfall Amount - A-2B                                                        0.00
        Remaining Available Funds Cap Shortfall Amount - A-2C                                                        0.00
        Remaining Available Funds Cap Shortfall Amount - A-2D                                                        0.00
        Remaining Available Funds Cap Shortfall Amount - M-1                                                         0.00
        Remaining Available Funds Cap Shortfall Amount - M-2                                                         0.00
        Remaining Available Funds Cap Shortfall Amount - M-3                                                         0.00
        Remaining Available Funds Cap Shortfall Amount - M-4                                                         0.00
        Remaining Available Funds Cap Shortfall Amount - M-5                                                         0.00
        Remaining Available Funds Cap Shortfall Amount - M-6                                                         0.00
        Remaining Available Funds Cap Shortfall Amount - M7                                                          0.00
        Remaining Available Funds Cap Shortfall Amount - M8                                                          0.00
        Remaining Available Funds Cap Shortfall Amount - M9                                                          0.00
        Remaining Available Funds Cap Shortfall Amount - M10                                                         0.00
        Remaining Available Funds Cap Shortfall Amount - M11                                                         0.00

Note Rates

        REMIC Pass-Through Rate - A-1A                                                                            5.5250%
        REMIC Pass-Through Rate - A-2A                                                                            5.4650%
        REMIC Pass-Through Rate - A-2B                                                                            5.4950%
        REMIC Pass-Through Rate - A-2C                                                                            5.5450%
        REMIC Pass-Through Rate - A-2D                                                                            5.6350%
        REMIC Pass-Through Rate - M-1                                                                             5.6850%
        REMIC Pass-Through Rate - M-2                                                                             5.7250%
        REMIC Pass-Through Rate - M-3                                                                             5.7550%
        REMIC Pass-Through Rate - M-4                                                                             5.7850%
        REMIC Pass-Through Rate - M-5                                                                             5.8750%
        REMIC Pass-Through Rate - M-6                                                                             6.3850%
        REMIC Pass-Through Rate - M7                                                                              6.4850%
        REMIC Pass-Through Rate - M8                                                                              7.2850%
        REMIC Pass-Through Rate - M9                                                                              7.5956%
        REMIC Pass-Through Rate - M10                                                                             7.5956%
        REMIC Pass-Through Rate - M11                                                                             7.5956%

        Next REMIC Pass-Through Rate - A-1A                                                                       5.4644%
        Next REMIC Pass-Through Rate - A-2A                                                                       5.4044%
        Next REMIC Pass-Through Rate - A-2B                                                                       5.4344%
        Next REMIC Pass-Through Rate - A-2C                                                                       5.4844%
        Next REMIC Pass-Through Rate - A-2D                                                                       5.5744%
        Next REMIC Pass-Through Rate - M-1                                                                        5.6244%
        Next REMIC Pass-Through Rate - M-2                                                                        5.6644%
        Next REMIC Pass-Through Rate - M-3                                                                        5.6944%
        Next REMIC Pass-Through Rate - M-4                                                                        5.7244%
        Next REMIC Pass-Through Rate - M-5                                                                        5.8144%
        Next REMIC Pass-Through Rate - M-6                                                                        6.3244%
        Next REMIC Pass-Through Rate - M-7                                                                        6.4244%
        Next REMIC Pass-Through Rate - M-8                                                                        7.2244%
        Next REMIC Pass-Through Rate - M-9                                                                        7.8244%
        Next REMIC Pass-Through Rate - M-10                                                                       7.8244%
        Next REMIC Pass-Through Rate - M-11                                                                       7.8244%

Underwritten Noteholders Principal Balance                                                               1,084,178,074.25

Overcollateralization Amounts                                                                            7354901.87000012

        Required Overcollateralization Amount                                                                7,546,291.95
        Overcollateralization Amount                                                                         7,354,901.87

Excess Cashflow                                                                                                      0.00

Mortgage Insurance

        MI Premiums                                                                                            616,570.03
        Insurance Proceeds                                                                                           0.00

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.